Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 272,734	¥ 164,203	¥ 228,827
Other comprehensive income	32,260	(31,943)	(21,684)
Comprehensive income for the year	304,994	132,260	207,143
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	53,511	(434)	43,137
Other comprehensive income	(1,197)	(5,758)	(13,150)
Comprehensive income for the year	52,314	(6,192)	29,987
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	219,223	164,637	185,690
Other comprehensive income	33,457	(26,185)	(8,534)
Comprehensive income for the year	¥ 252,680	¥ 138,452	¥ 177,156